Fair Value Reserve	6 Months Ended
Jun. 30, 2025
Fair Value Reserve [Abstract]
FAIR VALUE RESERVE
20	FAIR VALUE RESERVE

Fair value reserve represents the cumulative fair value changes, net of tax, of financial assets measured at fair value of other comprehensive income until it is disposed of and is distributable.